COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,	RMB
2017	43,825,570
2018	18,637,336
2019	6,776,200
2020	2,777,707
2021	2,400,000
Thereafter	12,000,000
Total	86,416,813

Schedule of Long-term Purchase Commitment
Year ending December 31,	RMB
2017	783,540,388
2018	92,543,074
Thereafter	2,710,717
Total	878,794,179